Vessel Operating Expenses, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Expense
Crew wages and related costs	$ 30,948	$ 29,581	$ 29,338
Insurance	3,148	3,452	3,932
Repairs, maintenance and drydocking costs	3,729	2,752	6,178
Spares, stores and provisions	9,345	7,015	8,362
Lubricants	3,220	3,754	4,116
Taxes	941	1,347	1,392
Miscellaneous	1,463	1,618	2,151
Total	$ 52,794	$ 49,519	$ 55,469